Consolidated statement of changes in equity - BRL (R$)	Total	Share capital	Treasury shares	Capital reserve	Share-based long-term incentive plan (LTIP)	Retained earnings	Equity valuation adjustments	Other comprehensive income	Total	Non-controlling interests
Balance at Dec. 31, 2018	R$ 6,574,376,000	R$ 26,000	R$ (39,532,000)	R$ 5,647,263,000	R$ 40,871,000	R$ 909,267,000	R$ (7,588,000)	R$ 263,000	R$ 6,550,570,000	R$ 23,806,000
Net income for the year	1,367,025,000					1,365,597,000			1,365,597,000	1,428,000
Loss on financial assets through OCI	(425,000)							(425,000)	(425,000)
Loss on financial assets through OCI	(28,000)							(28,000)	(28,000)
Non-controlling acquisition	(17,634,000)						(14,784,000)		(14,784,000)	(2,850,000)
Shares issued	0			38,992,000	(38,992,000)
(LTIP) of treasury shares			0
Share based long term incentive plan (LTIP)	93,369,000				93,369,000				93,369,000
Acquisition of treasury shares	(1,735,000)		(1,735,000)						(1,735,000)
Balance at Dec. 31, 2019	8,014,948,000	26,000	(41,267,000)	5,686,255,000	95,248,000	2,274,864,000	(22,372,000)	(190,000)	7,992,564,000	22,384,000
Net income for the year	1,292,300,000					1,291,658,000			1,291,658,000	642,000
Loss on financial assets through OCI	959,000							959,000	959,000
Loss on financial assets through OCI	(278,000)							(278,000)	(278,000)
Non-controlling acquisition	(10,913,000)						0		0	(10,913,000)
Shares issued	0			3,834,000	(3,834,000)
(LTIP) of treasury shares	0		72,433,000		(72,433,000)
Share based long term incentive plan (LTIP)	75,218,000				75,218,000				75,218,000
Acquisition of treasury shares	(44,775,000)		(44,775,000)						(44,775,000)
Balance at Dec. 31, 2020	9,327,459,000	26,000	(13,609,000)	5,690,089,000	94,199,000	3,566,522,000	(22,372,000)	491,000	9,315,346,000	12,113,000
Net income for the year	1,166,284,000					1,166,102,000			1,166,102,000	182,000
Loss on financial assets through OCI	(117,000)							(117,000)	(117,000)
Loss on financial assets through OCI	271,000							271,000	271,000
Non-controlling acquisition	(12,295,000)						0		0	(12,295,000)
Shares issued	0			138,665,000	(138,665,000)
(LTIP) of treasury shares	0		13,410,000		(13,410,000)
Share based long term incentive plan (LTIP)	305,408,000				305,408,000				305,408,000
Acquisition of treasury shares	(284,812,000)		(284,812,000)						(284,812,000)
Balance at Dec. 31, 2021	R$ 10,502,198,000	R$ 26,000	R$ (285,011,000)	R$ 5,828,754,000	R$ 247,532,000	R$ 4,732,624,000	R$ (22,372,000)	R$ 645,000	R$ 10,502,198,000	R$ 0